Strategic Income Opportunities Fund Expense Example, No Redemption - Class A C I R2 R6 [Member] - Strategic Income Opportunities Fund - Class C	Jun. 26, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 279
Expense Example, No Redemption, 3 Years	565
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	$ 1,939